Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2013
Initial Public Offering [Abstract]
Consolidated Net Assets Contributed to Partnership
The following table outlines the consolidated net assets contributed to the Partnership on August 16, 2012:

Assets:
Cash	$1,984
Accounts receivable	12,453
Inventories	4,085
Due from sponsor	4,606
Prepaid expenses and other current assets	26
Property, plant and equipment, net	69,623
Deferred charges, net	1,113
Total Assets	$93,890
Liabilities:
Accounts payable	$1,397
Accrued liabilities	1,901
Deferred revenue	6,590
Asset retirement obligation	848
Total liabilities	10,736
Net assets contributed to the Partnership	$83,154

Reconciliation of Ending Predecessor Equity to Beginning Successor Equity
The following is a reconciliation of the Predecessor’s equity as of August 15, 2012 and total net assets contributed to the Partnership on August 16, 2012:

Predecessor Members’ Capital – August 15, 2012	$35,082
Net liabilities of non-contributed sponsor entities	9,522
Members’ capital attributable to entities contributed to the Partnership	44,604
Conversion of debts payable by Partnership entities to sponsor	23,916
Assumption of payables held by Partnership entities by sponsor	10,028
Cash contribution commitment from sponsor	4,606
Net Assets Contributed to Partnership – August 16, 2012	$83,154